Finance Receivables - Finance Receivables Due for Payment (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
2015	€ 198,803
2016	6,150
2017	36,450
2018	15,300
2019
Thereafter
Finance receivables, gross	€ 256,703	€ 302,977